Note 4 - Advances for Vessels Under Construction - Schedule of Advances for Vessels Under Construction (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Balance	$ 56,924,663	$ 85,375,650	$ 59,083,594
Advances for vessels under construction	174,393,927	111,194,917
Vessel “Gregos” [Member]
Delivered vessels		(42,356,864)
Vessel “Terataki” [Member]
Delivered vessels		$ (42,545,997)
M/V “Tender Soul” [Member]
Delivered vessels	(47,009,176)
M/V Leonidas Z [Member]
Delivered vessels	(46,605,050)
M/V Monica [Member]
Delivered vessels	(36,412,230)
M/V Stephania K [Member]
Delivered vessels	(36,505,480)
Vessel Pepi Star [Member]
Delivered vessels	$ (36,312,978)